INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF
Schedule of Investments
January 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.65%
Advertising - 0.08%
Interpublic Group of Cos., Inc. (a)	1,664	$54,895
Omnicom Group, Inc.	867	78,359
		133,254
Aerospace & Defense - 1.46%
Boeing Co. (b)	2,466	520,425
General Dynamics Corp.	989	262,075
Howmet Aerospace, Inc.	1,702	95,755
L3Harris Technologies, Inc.	828	172,572
Lockheed Martin Corp.	962	413,092
Northrop Grumman Corp.	616	275,204
RTX Corp. (a)	6,235	568,133
TransDigm Group, Inc. (a)	246	268,799
		2,576,055
Agriculture - 0.62%
Altria Group, Inc.	7,669	307,680
Archer-Daniels-Midland Co.	2,313	128,557
Bunge Global SA	633	55,761
Philip Morris International, Inc.	6,735	611,875
		1,103,873
Airlines - 0.16%
American Airlines Group, Inc. (b)	2,838	40,385
Delta Air Lines, Inc.	2,793	109,318
Southwest Airlines Co.	2,592	77,475
United Airlines Holdings, Inc. (b)	1,430	59,173
		286,351
Apparel - 0.35%
NIKE, Inc. - Class B	5,313	539,429
Ralph Lauren Corp.	174	24,999
Tapestry, Inc.	1,001	38,829
VF Corp.	1,441	23,719
		626,976
Auto Manufacturers - 1.73%
Cummins, Inc. (a)	616	147,409
Ford Motor Co.	17,047	199,791
General Motors Co. (a)	5,937	230,356
PACCAR, Inc.	2,274	228,287
Tesla, Inc. (b)	11,990	2,245,606
		3,051,449
Auto Parts & Equipment - 0.08%
Aptiv PLC (b)	1,231	100,117
BorgWarner, Inc.	1,019	34,544
		134,661
Banks - 4.03%
Bank of America Corp.	29,846	1,015,062
Bank of New York Mellon Corp.	3,335	184,959
Citigroup, Inc.	8,301	466,267
Citizens Financial Group, Inc.	2,021	66,087
Comerica, Inc.	581	30,549
Fifth Third Bancorp	2,956	101,213
Goldman Sachs Group, Inc.	1,421	545,678
Huntington Bancshares, Inc./OH	6,281	79,957
JPMorgan Chase & Co.	12,532	2,185,081
KeyCorp	4,059	58,977
M&T Bank Corp.	728	100,537
Morgan Stanley	5,478	477,901
Northern Trust Corp.	900	71,676
PNC Financial Services Group, Inc.	1,736	262,501
Regions Financial Corp.	4,040	75,427
State Street Corp.	1,340	98,986
Truist Financial Corp.	5,782	214,281
US Bancorp (a)	6,757	280,686
Wells Fargo & Co.	15,744	790,034
Zions Bancorp NA	646	27,067
		7,132,926
Beverages - 1.46%
Brown-Forman Corp. - Class B	797	43,755
Coca-Cola Co.	16,868	1,003,477
Constellation Brands, Inc. - Class A	708	173,517
Keurig Dr Pepper, Inc.	4,366	137,267
Molson Coors Beverage Co. - Class B (a)	807	49,865
Monster Beverage Corp. (b)	3,205	176,339
PepsiCo, Inc.	5,963	1,004,944
		2,589,164
Biotechnology - 1.53%
Amgen, Inc.	2,321	729,397
Biogen, Inc. (b)	631	155,642
Bio-Rad Laboratories, Inc. - Class A (b)	96	30,805
Corteva, Inc.	3,056	138,987
Gilead Sciences, Inc.	5,406	423,074
Illumina, Inc. (b)	695	99,392
Incyte Corp. (b)	811	47,662
Moderna, Inc. (b)	1,447	146,219
Regeneron Pharmaceuticals, Inc. (b)	466	439,335
Vertex Pharmaceuticals, Inc. (b)	1,124	487,119
		2,697,632
Building Materials - 0.60%
Builders FirstSource, Inc. (b)	541	93,988
Carrier Global Corp.	3,639	199,090
Johnson Controls International PLC	2,953	155,594
Martin Marietta Materials, Inc.	275	139,816
Masco Corp.	980	65,944
Mohawk Industries, Inc. (b)	235	24,499
Trane Technologies PLC	998	251,545
Vulcan Materials Co.	576	130,182
		1,060,658
Chemicals - 1.44%
Air Products and Chemicals, Inc.	969	247,783
Albemarle Corp.	513	58,862
Celanese Corp.	434	63,490
CF Industries Holdings, Inc.	835	63,051
Dow, Inc.	3,041	162,998
DuPont de Nemours, Inc.	1,872	115,690
Eastman Chemical Co.	519	43,362
Ecolab, Inc.	1,106	219,231
FMC Corp.	548	30,798
International Flavors & Fragrances, Inc.	1,113	89,797
Linde PLC	2,107	852,976
LyondellBasell Industries NV - Class A	1,118	105,226
Mosaic Co.	1,424	43,731
PPG Industries, Inc.	1,023	144,284
Sherwin-Williams Co.	1,021	310,771
		2,552,050
Commercial Services - 1.77%
Automatic Data Processing, Inc.	1,787	439,209
Cintas Corp.	381	230,341
CoStar Group, Inc. (b)	1,773	148,010
Equifax, Inc. (a)	541	132,188
FleetCor Technologies, Inc. (b)	314	91,038
Gartner, Inc. (b)	341	155,987
Global Payments, Inc.	1,136	151,349
MarketAxess Holdings, Inc.	166	37,435
Moody's Corp.	689	270,116
PayPal Holdings, Inc. (b)	4,677	286,934
Quanta Services, Inc.	633	122,834
Robert Half, Inc.	460	36,588
Rollins, Inc.	1,221	52,882
S&P Global, Inc.	1,411	632,622
United Rentals, Inc.	294	183,868
Verisk Analytics, Inc.	632	152,647
		3,124,048
Computers - 8.09%
Accenture PLC - Class A	2,728	992,664
Apple, Inc.	63,371	11,685,611
Cognizant Technology Solutions Corp. - Class A	2,174	167,659
EPAM Systems, Inc. (b)	257	71,474
Fortinet, Inc. (b)	2,764	178,250
Hewlett Packard Enterprise Co.	5,565	85,089
HP, Inc.	3,771	108,265
International Business Machines Corp.	3,962	727,661
Leidos Holdings, Inc.	598	66,061
NetApp, Inc.	908	79,178
Seagate Technology Holdings PLC	851	72,914
Western Digital Corp. (b)	1,412	80,837
		14,315,663
Cosmetics & Personal Care - 1.24%
Colgate-Palmolive Co.	3,576	301,099
Estee Lauder Cos., Inc. - Class A	1,016	134,102
Kenvue, Inc.	7,478	155,243
Procter & Gamble Co.	10,225	1,606,757
		2,197,201
Distribution & Wholesale - 0.36%
Copart, Inc. (b)	3,790	182,072
Fastenal Co.	2,479	169,142
LKQ Corp.	1,160	54,137
Pool Corp.	169	62,741
WW Grainger, Inc.	195	174,650
		642,742
Diversified Financial Services - 3.69%
American Express Co.	2,499	501,649
Ameriprise Financial, Inc.	439	169,818
BlackRock, Inc. (a)	609	471,555
Capital One Financial Corp. (a)	1,655	223,955
Cboe Global Markets, Inc.	459	84,387
Charles Schwab Corp.	6,458	406,337
CME Group, Inc.	1,568	322,757
Discover Financial Services	1,089	114,911
Franklin Resources, Inc.	1,225	32,622
Intercontinental Exchange, Inc.	2,483	316,160
Invesco Ltd.	1,953	30,916
Mastercard, Inc. - Class A	3,597	1,615,879
Nasdaq, Inc.	1,477	85,326
Raymond James Financial, Inc.	820	90,348
Synchrony Financial	1,797	69,849
T Rowe Price Group, Inc.	975	105,739
Visa, Inc. - Class A (a)	6,918	1,890,412
		6,532,620
Electric - 2.10%
AES Corp. (a)	2,903	48,422
Alliant Energy Corp.	1,113	54,159
Ameren Corp.	1,148	79,866
American Electric Power Co., Inc.	2,287	178,706
CenterPoint Energy, Inc.	2,736	76,444
CMS Energy Corp.	1,272	72,708
Consolidated Edison, Inc.	1,500	136,350
Constellation Energy Corp.	1,390	169,580
Dominion Energy, Inc.	3,629	165,918
DTE Energy Co.	896	94,456
Duke Energy Corp.	3,343	320,360
Edison International	1,666	112,422
Entergy Corp.	920	91,779
Evergy, Inc. (a)	1,004	50,973
Eversource Energy	1,519	82,360
Exelon Corp.	4,323	150,484
FirstEnergy Corp.	2,243	82,273
NextEra Energy, Inc.	8,900	521,807
NRG Energy, Inc.	985	52,244
PG&E Corp.	9,249	156,031
Pinnacle West Capital Corp.	495	34,106
PPL Corp. (a)	3,196	83,735
Public Service Enterprise Group, Inc.	2,160	125,258
Sempra	2,736	195,788
Southern Co.	4,735	329,177
WEC Energy Group, Inc.	1,372	110,803
Xcel Energy, Inc.	2,397	143,508
		3,719,717
Electrical Components & Equipment - 0.48%
AMETEK, Inc.	1,009	163,508
Eaton Corp. PLC	1,731	425,965
Emerson Electric Co.	2,473	226,848
Generac Holdings, Inc. (b)	273	31,032
		847,353
Electronics - 0.97%
Allegion PLC	387	47,945
Amphenol Corp. - Class A	2,593	262,152
Fortive Corp.	1,528	119,459
Garmin Ltd.	669	79,939
Honeywell International, Inc.	2,866	579,677
Hubbell, Inc.	238	79,866
Jabil, Inc.	562	70,413
Keysight Technologies, Inc. (b)	773	118,470
Mettler-Toledo International, Inc. (b)	99	118,522
TE Connectivity Ltd.	1,350	191,957
Trimble, Inc. (b)	1,083	55,081
		1,723,481
Energy-Alternate Sources - 0.07%
Enphase Energy, Inc. (b)	593	61,749
First Solar, Inc. (b)	465	68,030
		129,779
Engineering & Construction - 0.04%
Jacobs Solutions, Inc.	553	74,528

Entertainment - 0.05%
Caesars Entertainment, Inc. (b)	939	41,194
Live Nation Entertainment, Inc. (b)	617	54,820
		96,014
Environmental Control - 0.32%
Pentair PLC	725	53,048
Republic Services, Inc.	888	151,955
Veralto Corp. (a)	956	73,316
Waste Management, Inc.	1,589	294,966
		573,285
Food - 0.93%
Campbell Soup Co. (a)	860	38,382
Conagra Brands, Inc.	2,075	60,486
General Mills, Inc.	2,524	163,833
Hershey Co.	654	126,575
Hormel Foods Corp. (a)	1,261	38,297
J M Smucker Co.	461	60,645
Kellanova	1,151	63,029
Kraft Heinz Co.	3,456	128,321
Kroger Co.	2,876	132,699
Lamb Weston Holdings, Inc.	631	64,640
McCormick & Co., Inc./MD	1,095	74,635
Mondelez International, Inc. - Class A	5,905	444,469
Sysco Corp.	2,187	176,993
Tyson Foods, Inc. - Class A	1,242	68,012
		1,641,016
Forest Products & Paper - 0.03%
International Paper Co.	1,503	53,852

Gas - 0.07%
Atmos Energy Corp.	648	73,833
NiSource, Inc.	1,795	46,616
		120,449
Hand & Machine Tools - 0.07%
Snap-on, Inc.	234	67,844
Stanley Black & Decker, Inc.	670	62,511
		130,355
Healthcare - Products - 3.52%
Abbott Laboratories	7,525	851,454
Agilent Technologies, Inc.	1,276	166,008
Align Technology, Inc. (b)	310	82,869
Baxter International, Inc. (a)	2,201	85,157
Bio-Techne Corp.	692	48,661
Boston Scientific Corp. (b)	6,347	401,511
Cooper Cos., Inc.	219	81,694
Danaher Corp.	2,858	685,663
DENTSPLY SIRONA, Inc.	921	32,005
Edwards Lifesciences Corp. (b)	2,631	206,455
GE HealthCare Technologies, Inc.	1,704	125,005
Hologic, Inc. (b)	1,065	79,279
IDEXX Laboratories, Inc. (b)	365	188,004
Insulet Corp. (b)	303	57,834
Intuitive Surgical, Inc. (b)	1,531	579,055
Medtronic PLC	5,768	504,931
ResMed, Inc.	641	121,918
Revvity, Inc.	541	57,984
STERIS PLC (a)	437	95,681
Stryker Corp.	1,468	492,486
Teleflex, Inc.	208	50,509
Thermo Fisher Scientific, Inc.	1,680	905,486
Waters Corp. (b)	264	83,875
West Pharmaceutical Services, Inc.	323	120,489
Zimmer Biomet Holdings, Inc.	909	114,170
		6,218,183
Healthcare - Services - 2.13%
Catalent, Inc. (b)	785	40,537
Centene Corp. (b)	2,317	174,493
Charles River Laboratories International, Inc. (b)	228	49,312
DaVita, Inc. (b)	239	25,850
Elevance Health, Inc.	1,019	502,816
HCA Healthcare, Inc.	867	264,348
Humana, Inc.	540	204,152
IQVIA Holdings, Inc. (b)	798	166,168
Laboratory Corp. of America Holdings	373	82,918
Molina Healthcare, Inc. (b)	260	92,674
Quest Diagnostics, Inc.	491	63,059
UnitedHealth Group, Inc.	4,017	2,055,660
Universal Health Services, Inc. - Class B	271	43,038
		3,765,025
Home Builders - 0.31%
DR Horton, Inc.	1,306	186,640
Lennar Corp. - Class A	1,089	163,187
NVR, Inc. (a)(b)	15	106,129
PulteGroup, Inc.	939	98,182
		554,138
Home Furnishings - 0.02%
Whirlpool Corp.	339	26,723

Household Products & Wares - 0.25%
Avery Dennison Corp.	353	70,406
Church & Dwight Co., Inc.	1,072	107,039
Clorox Co.	544	79,016
Kimberly-Clark Corp.	1,467	177,463
		433,924
Insurance - 3.86%
Aflac, Inc.	2,305	194,404
Allstate Corp.	1,142	177,296
American International Group, Inc.	3,044	211,588
Aon PLC - Class A	868	259,037
Arch Capital Group Ltd. (b)	1,620	133,537
Arthur J Gallagher & Co.	941	218,463
Assurant, Inc.	234	39,300
Berkshire Hathaway, Inc. - Class B (b)	7,894	3,029,243
Brown & Brown, Inc.	1,025	79,499
Chubb Ltd.	1,771	433,896
Cincinnati Financial Corp.	687	76,120
Everest Group Ltd.	191	73,529
Globe Life, Inc.	377	46,303
Hartford Financial Services Group, Inc.	1,304	113,396
Loews Corp.	798	58,142
Marsh & McLennan Cos., Inc.	2,145	415,787
MetLife, Inc.	2,701	187,233
Principal Financial Group, Inc.	957	75,699
Progressive Corp.	2,541	452,933
Prudential Financial, Inc. (a)	1,573	165,055
Travelers Cos., Inc.	998	210,937
W R Berkley Corp.	884	72,382
Willis Towers Watson PLC	448	110,342
		6,834,121
Internet - 11.32%
Airbnb, Inc. - Class A (b)	1,885	271,704
Alphabet, Inc. - Class A (b)	47,251	3,593,985
Alphabet, Inc. - Class C (b)	47,251	3,062,596
Amazon.com, Inc. (b)	39,425	6,118,760
Booking Holdings, Inc. (b)	152	533,135
CDW Corp./DE	581	131,724
eBay, Inc.	2,255	92,613
Etsy, Inc. (a)(b)	524	34,877
Expedia Group, Inc. (b)	578	85,735
F5, Inc. (b)	266	48,864
Gen Digital, Inc.	2,452	57,573
Match Group, Inc. (b)	1,180	45,288
Meta Platforms, Inc. - Class A (b)	9,629	3,756,657
Netflix, Inc. (b)	1,899	1,071,245
Palo Alto Networks, Inc. (b)	1,350	456,989
Uber Technologies, Inc. (b)	8,929	582,796
VeriSign, Inc. (b)	391	77,762
		20,022,303
Iron & Steel - 0.16%
Nucor Corp.	1,069	199,828
Steel Dynamics, Inc. (a)	664	80,138
		279,966
Leisure Time - 0.13%
Carnival Corp. (b)	4,369	72,438
Norwegian Cruise Line Holdings Ltd. (a)(b)	1,850	32,930
Royal Caribbean Cruises Ltd. (b)	1,023	130,433
		235,801
Lodging - 0.36%
Hilton Worldwide Holdings, Inc.	1,118	213,493
Las Vegas Sands Corp.	1,601	78,321
Marriott International, Inc. - Class A	1,073	257,230
MGM Resorts International	1,186	51,437
Wynn Resorts Ltd.	425	40,133
		640,614
Machinery - Construction & Mining - 0.38%
Caterpillar, Inc.	2,214	664,885

Machinery - Diversified - 0.75%
Deere & Co. (a)	1,161	456,946
Dover Corp.	609	91,216
IDEX Corp.	330	69,795
Ingersoll Rand, Inc.	1,756	140,234
Nordson Corp.	241	60,665
Otis Worldwide Corp.	1,777	157,158
Rockwell Automation, Inc.	501	126,893
Westinghouse Air Brake Technologies Corp.	781	102,756
Xylem, Inc.	1,047	117,725
		1,323,388
Media - 1.15%
Charter Communications, Inc. - Class A (a)(b)	436	161,630
Comcast Corp. - Class A	17,413	810,401
FactSet Research Systems, Inc.	166	79,003
Fox Corp. - Class A (a)	1,655	34,723
Fox Corp. - Class B	1,655	17,406
News Corp. - Class A	2,154	40,730
News Corp. - Class B (a)	2,154	12,811
Paramount Global - Class B	2,095	30,566
Walt Disney Co.	7,932	761,869
Warner Bros Discovery, Inc. (a)(b)	9,625	96,443
		2,045,582
Mining - 0.24%
Freeport-McMoRan, Inc.	6,217	246,752
Newmont Corp.	5,002	172,619
		419,371
Miscellaneous Manufacturing - 0.96%
3M Co.	2,399	226,346
A O Smith Corp.	539	41,832
Axon Enterprise, Inc. (b)	306	76,212
General Electric Co.	4,725	625,685
Illinois Tool Works, Inc.	1,189	310,210
Parker-Hannifin Corp.	565	262,443
Teledyne Technologies, Inc. (b)	208	87,042
Textron, Inc.	858	72,681
		1,702,451
Office & Business Equipment - 0.03%
Zebra Technologies Corp. - Class A (b)	228	54,617

Oil & Gas - 3.15%
APA Corp. (a)	1,331	41,700
Chevron Corp.	7,617	1,122,974
ConocoPhillips	5,153	576,466
Coterra Energy, Inc.	3,266	81,258
Devon Energy Corp.	2,780	116,816
Diamondback Energy, Inc.	780	119,917
EOG Resources, Inc.	2,532	288,117
EQT Corp.	1,786	63,224
Exxon Mobil Corp.	17,368	1,785,605
Hess Corp. (a)	1,201	168,777
Marathon Oil Corp.	2,542	58,085
Marathon Petroleum Corp.	1,650	273,240
Occidental Petroleum Corp.	2,869	165,168
Phillips 66	1,909	275,489
Pioneer Natural Resources Co.	1,011	232,358
Valero Energy Corp.	1,477	205,155
		5,574,349
Oil & Gas Services - 0.32%
Baker Hughes Co.	4,364	124,374
Halliburton Co.	3,888	138,607
Schlumberger NV	6,200	301,940
		564,921
Packaging & Containers - 0.14%
Amcor PLC	6,269	59,117
Ball Corp. (a)	1,371	76,022
Packaging Corp. of America	395	65,523
Westrock Co.	1,117	44,970
		245,632
Pharmaceuticals - 5.61%
AbbVie, Inc.	7,654	1,258,318
Becton Dickinson & Co.	1,264	301,856
Bristol-Myers Squibb Co.	8,822	431,131
Cardinal Health, Inc.	1,072	117,052
Cencora, Inc. (a)	723	168,228
CVS Health Corp.	5,573	414,464
Dexcom, Inc. (b)	1,680	203,868
Eli Lilly & Co.	3,456	2,231,228
Henry Schein, Inc. (b)	575	43,033
Johnson & Johnson	10,439	1,658,757
McKesson Corp.	577	288,437
Merck & Co., Inc.	10,987	1,327,010
Pfizer, Inc.	24,483	663,000
The Cigna Group	1,276	384,012
Viatris, Inc.	5,200	61,204
Zoetis, Inc. (a)	1,998	375,244
		9,926,842
Pipelines - 0.33%
Kinder Morgan, Inc.	8,383	141,840
ONEOK, Inc.	2,529	172,604
Targa Resources Corp.	972	82,581
The Williams Cos., Inc.	5,278	182,935
		579,960
Private Equity - 0.22%
Blackstone, Inc.	3,083	383,679

Real Estate - 0.06%
CBRE Group, Inc. - Class A (b)	1,322	114,102

Retail - 5.01%
AutoZone, Inc. (b)	82	226,495
Bath & Body Works, Inc.	993	42,361
Best Buy Co., Inc.	847	61,399
CarMax, Inc. (a)(b)	695	49,470
Chipotle Mexican Grill, Inc. (b)	126	303,505
Costco Wholesale Corp.	1,922	1,335,559
Darden Restaurants, Inc.	527	85,680
Dollar General Corp.	957	126,391
Dollar Tree, Inc. (a)(b)	909	118,734
Domino's Pizza, Inc.	152	64,785
Genuine Parts Co.	609	85,400
Home Depot, Inc.	4,336	1,530,435
Lowe's Cos., Inc.	2,505	533,164
Lululemon Athletica, Inc. (b)	503	228,271
McDonald's Corp.	3,152	922,653
O'Reilly Automotive, Inc. (b)	264	270,085
Ross Stores, Inc.	1,470	206,212
Starbucks Corp.	4,956	461,058
Target Corp.	2,008	279,273
TJX Cos., Inc.	4,963	471,039
Tractor Supply Co. (a)	471	105,787
Ulta Beauty, Inc. (b)	218	109,447
Walgreens Boots Alliance, Inc. (a)	3,112	70,238
Walmart, Inc.	6,192	1,023,228
Yum! Brands, Inc.	1,219	157,848
		8,868,517
Semiconductors - 8.63%
Advanced Micro Devices, Inc. (b)	7,009	1,175,339
Analog Devices, Inc.	2,160	415,498
Applied Materials, Inc.	3,628	596,080
Broadcom, Inc.	1,905	2,247,900
Intel Corp.	18,283	787,632
KLA Corp. (a)	590	350,484
Lam Research Corp.	580	478,599
Microchip Technology, Inc.	2,347	199,917
Micron Technology, Inc.	4,760	408,170
Monolithic Power Systems, Inc.	212	127,777
NVIDIA Corp.	10,709	6,588,926
NXP Semiconductors NV	1,125	236,891
ON Semiconductor Corp. (a)(b)	1,875	133,369
Qorvo, Inc. (b)	431	42,988
QUALCOMM, Inc.	4,829	717,155
Skyworks Solutions, Inc.	698	72,913
Teradyne, Inc. (a)	668	64,522
Texas Instruments, Inc.	3,939	630,713
		15,274,873
Shipbuilding - 0.03%
Huntington Ingalls Industries, Inc.	174	45,052

Software - 11.61%
Adobe, Inc. (b)	1,980	1,223,204
Akamai Technologies, Inc. (b)	658	81,085
ANSYS, Inc. (b)	382	125,231
Autodesk, Inc. (b)	931	236,297
Broidge Financial Solutions, Inc.	515	105,163
Cadence Design Systems, Inc. (b)	1,181	340,671
Ceridian HCM Holding, Inc. (a)(b)	682	47,413
Electronic Arts, Inc.	1,064	146,385
Fair Isaac Corp. (a)(b)	113	135,468
Fidelity National Information Services, Inc.	2,575	160,320
Fiserv, Inc. (b)	2,602	369,146
Intuit, Inc.	1,219	769,591
Jack Henry & Associates, Inc.	317	52,568
Microsoft Corp.	32,222	12,810,822
MSCI, Inc. (a)	346	207,123
Oracle Corp.	6,894	770,060
Paychex, Inc.	1,400	170,422
Paycom Software, Inc.	217	41,282
PTC, Inc. (a)(b)	520	93,938
Roper Technologies, Inc.	465	249,705
Salesforce, Inc. (b)	4,220	1,186,200
ServiceNow, Inc. (b)	890	681,206
Synopsys, Inc. (b)	664	354,144
Take-Two Interactive Software, Inc. (b)	692	114,132
Tyler Technologies, Inc. (a)(b)	185	78,209
		20,549,785
Telecommunications - 1.82%
Arista Networks, Inc. (b)	1,098	284,031
AT&T, Inc.	30,993	548,266
Cisco Systems, Inc.	17,566	881,462
Corning, Inc.	3,329	108,159
Juniper Networks, Inc. (a)	1,388	51,300
Motorola Solutions, Inc.	720	230,040
T-Mobile US, Inc.	2,208	355,996
Verizon Communications, Inc.	18,228	771,956
		3,231,210
Toys, Games & Hobbies - 0.02%
Hasbro, Inc.	574	28,097

Transportation - 1.25%
CH Robinson Worldwide, Inc.	510	42,886
CSX Corp.	8,569	305,913
Expeditors International of Washington, Inc.	633	79,967
FedEx Corp.	1,011	243,944
JB Hunt Transport Services, Inc.	357	71,750
Norfolk Southern Corp.	987	232,182
Old Dominion Freight Line, Inc.	394	154,062
Union Pacific Corp.	2,646	645,438
United Parcel Service, Inc. - Class B	3,142	445,849
		2,221,991
Water - 0.06%
American Water Works Co., Inc.	852	105,665
TOTAL COMMON STOCKS (Cost $154,051,079)		172,802,919

REAL ESTATE INVESTMENT TRUSTS - 2.24%
Apartments - 0.29%
AvalonBay Communities, Inc.	618	110,628
Camden Property Trust	464	43,542
Equity Residential	1,501	90,345
Essex Property Trust, Inc.	286	66,715
Invitation Homes, Inc.	2,496	82,193
Mid-America Apartment Communities, Inc.	510	64,454
UDR, Inc.	1,312	47,258
		505,135
Diversified - 0.83%
American Tower Corp.	2,021	395,409
Crown Castle, Inc.	1,882	203,727
Digital Realty Trust, Inc.	1,313	184,424
Equinix, Inc.	415	344,355
SBA Communications Corp.	470	105,214
VICI Properties, Inc.	4,485	135,088
Weyerhaeuser Co.	3,172	103,946
		1,472,163
Health Care - 0.19%
Healthpeak Properties, Inc.	2,374	43,919
Ventas, Inc.	1,745	80,951
Welltower, Inc. (a)	2,405	208,057
		332,927
Hotels - 0.03%
Host Hotels & Resorts, Inc.	3,059	58,794

Office Property - 0.07%
Alexandria Real Estate Equities, Inc. (a)	684	82,696
Boston Properties, Inc.	629	41,829
		124,525
Regional Malls - 0.11%
Simon Property Group, Inc.	1,422	197,103

Shopping Centers - 0.08%
Federal Realty Investment Trust	320	32,554
Kimco Realty Corp.	2,692	54,378
Regency Centers Corp.	721	45,185
		132,117
Single Tenant - 0.11%
Realty Income Corp. (a)	3,607	196,185

Storage - 0.24%
Extra Space Storage, Inc.	919	132,740
Iron Mountain, Inc.	1,273	85,953
Public Storage Inc.	693	196,251
		414,944
Warehouse/Industries - 0.29%
Prologis, Inc.	4,012	508,279
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,554,625)		3,942,172

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.40%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.54% (c)	7,776,875	7,776,875
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,776,875)		7,776,875

SHORT TERM INVESTMENTS - 0.18%	Principal Amount	Value
U.S. Treasury Bill - 0.17%
United States Treasury Bill, 1.83%, 2/20/2024 (d)	$304,000	303,157.00
		303,157.00
Money Market Deposit Account - 0.01%
U.S. Bank Money Market Deposit Account, 5.200% (e)	13,227	13,227
TOTAL SHORT TERM INVESTMENTS (Cost $316,391)		316,384

Total Investments (Cost $165,698,970) - 104.47%		184,838,350
Assets in Excess of Liabilities - (4.47)%		(7,910,174)
TOTAL NET ASSETS - 100.00%		$176,928,176

Asset Type	% of Net Assets
Common Stocks	97.65%
Real Estate Investment Trusts	2.24
Investments Purchased with Proceeds From Securities Lending	4.40
Short Term Investments	0.18
Total Investments	104.47
Liabilities in Excess of Other Assets	(4.47)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) All or a portion of this security is on loan as of January 31, 2024. The total value of securities on loan is $7,545,603, or 4.26% of net assets. See Note 2.
(b) Non-income producing security.
(c) Represents annualized seven-day yield as of the end of the reporting period.
(d) Rate disclosed is the effective yield as of January 31,2024.
(e) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of January 31, 2024.

1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Innovator ETFs Trust  (the "Trust") in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Fund in  accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

• Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 –Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of January 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$172,802,919	$-	$-	$172,802,919
Real Estate Investment Trusts	3,942,172	-	-	3,942,172
Investments Purchased with Proceeds From Securities Lending	-	7,776,875	-	7,776,875
Short Term Investments	13,227	303,157	-	316,384
Total Assets	$176,758,318	$8,080,032	$-	$184,838,350

See the Schedule of Investments for the investments detailed by industry classification.

There were no Level 3 investments held by the Fund during the reporting period.

2) SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the fund’s custodian (the “Agent”). Under the terms of the SLA, the Fund may lend securities to certain broker–dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non–U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non–cash collateral. Non–cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Fund's Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

As of January 31, 2024, the values of the securities on loan and cash collateral received were as follows:

	Value of Securities on Loan	Cash Collateral Received
	$7,545,603	$7,776,875